Supplement dated December 2, 2002
                  to the Statement of Additional Information of

                      Valuemark(R) II/III Variable Annuity
                        Valuemark(R) IV Variable Annuity
                    Valuemark(R) Income Plus Variable Annuity
                     USAllianz Charter(TM) Variable Annuity
                     USAllianz Alterity(TM) Variable Annuity
                                Dated May 1, 2002
                             USAllianz High Five TM
                            Dated September 20, 2002
                     USAllianz Rewards(TM) Variable Annuity
                            Dated September 27, 2002

                                    ISSUED BY
                 Allianz Life Insurance Company of North America
                         Allianz Life Variable Account B


This supplement updates certain information contained in the Statement of Additional Information (SAI) and should be attached to the SAI and retained for future reference.

The information regarding insurance company ratings that appears in the "Insurance Company" section of the SAI is deleted in its entirety and replaced with the following:

RATINGS AGENCIES

We receive ratings from the independent rating agencies of A.M. Best and Moody's. A.M. Best and Moody's rate insurance companies for their financial strength. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the Separate Account. This information relates only to our general account and reflects our ability to make Annuity Payments and to pay death benefits and other distributions from the Contract. For detailed information on the current agency ratings given to Allianz Life and on the rating categories that have been established by the agencies, contact your registered representative.

                                                                   SAI 001-1102